UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TREASURY MONEY MARKET TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2006

 [LOGO OF USAA]
    USAA(R)

                               USAA TREASURY MONEY
                                     MARKET Trust(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL
    AMOUNT    SECURITY                                                                            VALUE
-------------------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (23.5%)(a)

   $ 3,000    4.65%, 9/07/2006                                                                 $  2,998
     3,000    4.70%, 9/14/2006                                                                    2,995
     3,000    5.06%, 9/14/2006                                                                    2,994
     3,000    5.15%, 9/15/2006                                                                    2,994
     3,000    4.70%, 9/21/2006                                                                    2,992
     3,000    4.75%, 9/28/2006                                                                    2,989
     3,000    4.78%, 10/05/2006                                                                   2,987
     3,000    4.74%, 10/12/2006                                                                   2,984
     3,000    4.94%, 10/19/2006                                                                   2,980
     3,000    4.98%, 11/09/2006                                                                   2,971
     3,000    4.81%, 11/16/2006                                                                   2,970
     3,000    4.88%, 11/30/2006                                                                   2,963
     3,000    4.93%, 12/07/2006                                                                   2,960
     3,000    5.00%, 12/14/2006                                                                   2,957
     3,000    4.97%, 2/22/2007                                                                    2,928
                                                                                               --------
              Total U.S. Treasury Bills (cost: $44,662)                                          44,662
                                                                                               --------
              REPURCHASE AGREEMENTS (78.1%)(b)

    30,000    Bear Stearns & Co., Inc., 5.24%, acquired on 8/31/2006 and due 9/01/2006 at $30,000 (collateralized by $32,337 Government
                 National Mortgage Assn.(c), 4.00%, due 10/15/2018; market value $30,601)        30,000
    30,000    Credit Suisse First Boston Corp., 5.24%, acquired on 8/31/2006 and due 9/01/2006 at $30,000 (collateralized by $23,418 of U.S. Treasury
                 Inflation Index bonds, 3.88%, due 4/15/2029; market value $30,605)              30,000
    48,483    Deutsche Bank Securities, 5.23%, acquired on 8/31/2006 and due 9/01/2006 at $48,483 (collateralized by $4,933 of U.S. Treasury Bonds, 6.63%, due 2/15/2027; $89,659 of U.S. Treasury STRIPS, 5.02%(d), due 8/15/2022;
                 $3,134 of U.S. Treasury Notes(e), 3.50%, due 2/15/2010; combined market
                 value $49,453)                                                                  48,483
    40,000    UBS Securities LLC, 5.23%, acquired on 8/31/2006 and due 9/01/2006 at
                 $40,000 (collateralized by $33,030 of U.S. Treasury Bonds(e), 7.50%,
                 due 11/15/2016; market value $40,804)                                           40,000
                                                                                               --------
              Total Repurchase Agreements (cost: $148,483)                                      148,483
                                                                                               --------

              TOTAL INVESTMENTS (COST: $193,145)                                               $193,145
                                                                                               ========

2

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
AUGUST 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

           2. Repurchase agreements are valued at cost, which approximates market value.

           3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

        B. As of August 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $190,163,000 at August 31, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

        (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (c) Mortage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

        (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        (e) Rates for U.S. Treasury notes and bonds represent the stated coupon payment rate at time of issuance.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

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48053-1006                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 24, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.